Share-based compensation (Details) - USD ($)		6 Months Ended
	Oct. 20, 2025	Dec. 31, 2025	Dec. 31, 2024
Share-based compensation (Details) [Line Items]
Recognized share based compensation		$ 42,740	$ 0
Unrecognized compensation expense		472,260
Foreign currency translation differences		$ 471,113
Common Class A [Member]
Share-based compensation (Details) [Line Items]
Restricted shares (in Shares)	1,000,000
Share based compensation vested	100.00%